Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain debt and equity investments, amortization and impairment of licensed copyrights, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations and acquisition of equity method investees, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign Currency

Foreign Currency

The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

Segment Reporting

Segment Reporting

The Company historically had only one single reportable segment because the Company’s chief operating decision maker (“CODM”) formerly relied on the consolidated results of operations when making decisions on allocating resources and assessing performance of the Company. Beginning in the quarter ended June 30, 2015, the Company changed its reportable segments as a result of significant growth in the Company’s operations and expansion of services to multiple businesses in recent years. The Company’s chief executive officer, who has been identified as the CODM, now reviews the operating results of different service lines in order to allocate resources and assess the Company’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC topic 280 (“ASC 280”), Segment Reporting. The Company restated the presentation of its reportable segments for prior years to conform with the current year’s presentation.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.

Restricted cash

Restricted cash mainly consists of the cash reserved in escrow accounts for the remaining payments in relation to compensation for post-combination services, cash collateral for repayment of short-term loans (Note 10), as well as the cash balances deposited by users or customers of the Group that were held for designated purposes.

The cash balances deposited by users or customers of the Group for certain businesses are considered restricted because they cannot be used for the operations of the Group or any other purposes not designated by the users or customers. The deposited balance is included in the Group’s bank accounts until being used for the designated purposes or withdrawn by the users or customers.

Accounts Receivable

Accounts Receivable

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Receivables from Online Payment Agencies

Receivables from Online Payment Agencies

Receivables from online payment agencies are cash due from the third-party online payment service providers for clearing transactions. The cash was paid or deposited by customers or users through these online payment agencies for services provided by the Company. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers used. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2014 and 2015, no allowance for doubtful accounts was provided for the receivables from online payment agencies.

Investments

Investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. When the Company intends to sell an impaired debt security or it is more-likely-than-not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term investments

The Company’s long-term investments consist of cost method investments, equity method investments, held-to-maturity investments with original and remaining maturities of greater than 12 months, and available-for-sale investments.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, the Company carries at cost its investments in investees which do not have readily determinable fair value and the Company does not have significant influence. The Company only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of its investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. If the Company is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, the Company would recognize losses based on its percentage of the investment with the same liquidation preference for further investments made with a higher liquidation preference than ordinary shares. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Long-term held-to-maturity investments and long-term available-for-sale investments are measured in the same manner as short-term held-to-maturity investments and short-term available-for-sale investments, respectively.

Fair Value Measurements of Financial Instruments

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, other receivables, long-term investments, short-term loans, accounts payable and accrued liabilities, customer advances and deposits, derivative instruments, capital lease obligation, notes payable and long-term loans. The carrying amounts of these financial instruments, except for long-term cost method investments, long-term equity method investments, long-term available-for-sale investments, long-term held-to-maturity investments, derivative instruments, notes payable and long-term loans, approximate their fair values because of their generally short maturities. Available-for-sale investments and derivative instruments were adjusted to fair value at each reporting date. The carrying amounts of long-term held-to-maturity investments and long-term loans approximate their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of notes payable is either extracted directly from the quoted market price or evaluated using an equivalent market interest rate for a similar bond without a conversion option with the assistance of a third party valuation firm.

Research, Development and Computer Software

Research, Development and Computer Software

Capitalization of software developed for internal use

The Company capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB2.68 million, nil and RMB32.73 million (US$5.05 million) for the years ended December 31, 2013, 2014 and 2015, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in “Intangible assets, net”. The amortization expense for capitalized software costs amounted to RMB31.65 million, RMB28.24 million and RMB13.24 million (US$2.04 million) for the years ended December 31, 2013, 2014 and 2015, respectively. The unamortized amount of capitalized internal use software development costs was RMB13.24 million and RMB32.73 million (US$5.05 million) as of December 31, 2014 and 2015, respectively.

Research and development expenses

Research and development expenses consist primarily of personnel-related costs. The Company expensed substantially all development costs incurred in the research and development of new products and new functionality added to the existing products except for certain internal use software development costs.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 or 5 years
Office equipment	– 3 or 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Interest costs capitalized for the years ended December 31, 2013, 2014 and 2015 were insignificant.

Licensed Copyrights of Video Content

Licensed Copyrights of Video Content

The current and non-current portions of licensed copyrights of video content are recorded in “Other current assets, net” or “Intangible assets, net”, respectively, at the lower of amortized cost or net realizable value. In accordance with ASC topic 920 (“ASC 920”), Entertainment-Broadcasters, costs incurred in purchased copyrights of video content are capitalized and amortized over the shorter of the license period or projected useful life of the video content. Any licensed copyrights that do not meet the criteria to be recorded are included in the commitments disclosure. The Company amortizes the licensed copyrights in “Cost of revenues” on an accelerated or on a straight line basis, as appropriate. If expectations of the usefulness of a video content are revised downward, the unamortized cost is written down to the estimated net realizable value. A write-down from unamortized cost to a lower estimated net realizable value establishes a new cost basis.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles – Goodwill and Other: Goodwill, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

As of December 31, 2014, the Company had three reporting units, consisting of Qunar Cayman Islands Limited (“Qunar”), its online video business (“iQiyi”), and the rest of the Group. Immediately upon the change in segment reporting in the quarter ended June 30, 2015, there were four reporting units representing core search business (“Search Services”), Qunar, iQiyi, and other online-to-offline e-commence initiatives (“Transaction Services”) excluding Qunar. The goodwill was reassigned to the reporting units affected using a relative fair value allocation approach. However, as more fully described in Note 4, subsequent to the share exchange transaction with Ctrip.com International, Ltd. (“Ctrip”) the Company no longer controls Qunar. Accordingly, Qunar was no longer a reporting unit and the goodwill balance related to Qunar was derecognized. As a result, there were three reporting units as of December 31, 2015.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles-Goodwill and Other: Goodwill. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

The Company performed a qualitative assessment for the Search Services and Transaction Services. Based on the requirements of ASC 350-20, the Company evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of each of the reporting unit, and further impairment testing on goodwill was unnecessary as of December 31, 2015. The Company elected to assess goodwill for impairment using the two-step process for iQiyi. The fair value of iQiyi exceeded its carrying amount, and therefore goodwill related to this reporting unit was not impaired and the Company was not required to perform further testing.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Land use rights are amortized using a straight-line method over the shorter of their estimated economic lives or the terms of related land use right contracts. All other intangible assets with finite lives except for the sublicensing rights obtained from barter transactions are amortized using the straight-line method over the estimated economic lives.

Intangible assets have weighted average economic lives from the date of purchase as follows:

Land use rights	– 50 years
Customer relationships	– 3.3 years
Software	– 4.0 years
Trademarks	– 9.6 years
User list	– 3.5 years
Licensed copyrights of video contents	– 2.8 years
Others	– 5.8 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC topic 360 (“ASC 360”), Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the following principles:

Performance-based online marketing services

Cost-per-click

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list on the website which could be accessed through personal computer or mobile devices. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Other than the auction-based P4P platform, the Company has certain vertical platforms from which it generates revenue through pre-determined prices per click. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC topic 605 (“ASC 605”), Revenue Recognition.

Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than cost-per-click, such as the number of successful reservation of hotels or issuance of air tickets, the number of downloads (and user registration) of mobile applications, the number of incremental end users and the total incremental revenue generated, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605.

Display-based online advertising services

For display-based online advertising services such as text links, banners, icons or other forms of graphical advertisements in the websites or mobile applications, the Company recognizes revenue in accordance with ASC 605, on a pro-rata basis over the contractual term for cost per time advertising arrangements commencing on the date the customer’s advertisement is displayed on a specified webpage or mobile applications, or on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements. For certain display-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

Revenue-sharing services

Online game services

The Company operates online game platforms on which registered users can access games provided by third-party game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent because the game developer is the primary obligor in the arrangement in accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Consideration. The Company recognizes the shared revenue from these online promotional services, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605 are met, which is generally when the user purchases virtual currencies issued by the game developers.

Services provided by Baidu Nuomi

The Company generates revenue from services as a marketing agent by offering goods and services provided by third-party merchant partners at a discount through the website or mobile application that connects merchants to users. The Company presents revenue on a net basis, representing the amount billed to registered users less the amount paid to merchants, in accordance with ASC 605-45. The Company acts as an agent rather than as the principal in the delivery of the products or services as it does not assume the risks and rewards of ownership of products nor is it responsible for the actual fulfillment of services. Both of these are the responsibilities of the merchants. The Company recognizes revenue when all of the criteria prescribed in ASC 605 are met, which is generally when the merchants provide the services or when the products are delivered to the users. Since the Company’s paying users have the ability to request for a full refund before redemption for the products or services offered by the merchants, the underlying sale from which the Company earns the related commission revenue as an agent is not culminated until its paying users actually redeem.

Takeout delivery services

The Company generates revenue from takeout delivery services as a marketing agent by offering foods, drinks and snacks provided by third-party merchant partners at a discount through the website or mobile application that connects merchants to users. The Company presents revenue on a net basis, representing the amount billed to registered users less the amount paid to merchants, in accordance with ASC 605-45. The Company acts as an agent rather than as the principal in the delivery of the products or services as it does not assume the risks and rewards of ownership of products nor is it responsible for the actual fulfillment of services. Both of these are the responsibilities of the merchants. The Company recognizes revenue when all of the criteria prescribed in ASC 605 are met, which is generally when the foods, drinks or snacks are delivered to the users.

The Company also provides delivery services and charges a fee to users if the merchants do not provide such services. The Company recognizes delivery fees from users as part of its takeout delivery services revenue. The costs for providing the delivery services are included in cost of revenues.

Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

Barter transactions

Nonmonetary exchanges of licensed copyrights of video contents

The Company enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies (“OVBC”) from time to time. The exchanged licensed copyrights provide rights for each respective party only to broadcast the licensed copyrights received on its own website; meanwhile, each party retains the right to continue broadcasting and/or sublicense the rights to the content it surrendered in the exchange. The Company accounts for these nonmonetary exchanges in accordance with ASC topic 845 (“ASC 845”), Nonmonetary Transactions, and records the transaction based on the fair value of the asset surrendered.

The Company estimates the fair value of the contents surrendered by deriving an “average transaction price” using actual cash sublicensing transactions for the same content with comparable counterparties, when available. The comparability of counterparties is assessed based on a number of factors, including relative size and scale, as well as market share of online viewership traffic they generate. In instances when the Company does not have actual cash sublicensing transactions for the same content as reference points, the estimates of fair value of the content surrendered is derived using an average transaction price of cash sub-licenses of content that is similar in nature with comparable counterparties. To assess whether the content is similar in nature to the bartered content, the Company considers, amongst others, (i) the type and the popularity of content (i.e. movie, television series); (ii) the geographic origination source of the content; and (iii) the unique visitor statistics for each OVBC.

The attributable cost of the barter transaction is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright, computed using the individual-film-forecast-computation method in accordance with ASC topic 926 (“ASC 926”), Entertainment—Films. The Company recognized barter sublicensing revenues of RMB366.25 million (US$56.54 million) and the related cost of RMB277.82 million (US$42.89 million) for the year ended December 31, 2015. The barter sublicensing revenues and the related cost of barter sublicensing revenues were insignificant for the years ended December 31, 2013 and 2014.

Other nonmonetary exchanges

The Company engages in certain barter transactions other than licensed copyrights of video contents from time to time and in such situations follows the guidance set forth in ASC 845. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, or the transaction lacks commercial substance, or the transaction is an exchange of a product or property held for sale in the ordinary course of business for a product or property to be sold in the same line of business to facilitate sales to customers other than the parties to the exchange, the transaction is recognized based on the carrying value of the product or services provided. The Company also engages in certain advertising barter transactions and follows the guidance set forth in ASC subtopic 605-20 (“ASC 605-20”), Revenue Recognition: Services. The advertising barter transactions generally are recorded at fair value. If the fair value of the advertising surrendered in the barter transaction is not determinable within required limits, the barter transaction is recorded based on the carrying amount of the advertising surrendered, which likely to be zero. The amount of revenues recognized for barter transactions other than licensed copyrights of video contents was insignificant for each of the years presented.

Other revenue recognition related policies

In accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Deliverable Revenue Arrangements, for arrangements that include multiple deliverables, primarily for advertisements to be displayed in different spots, placed under different forms and occur at different time, the Company would evaluate all the deliverables in the arrangement to determine whether they represent separate units of accounting. For the arrangements with deliverable items to be considered a separate unit of accounting, the Company allocates the total consideration of the arrangements based on their relative selling price, with the selling price of each deliverable determined using vendor-specific objective evidence (“VSOE”) of selling price, third-party evidence (“TPE”) of selling price, or management’s best estimate of the selling price (“BESP”), and recognizes revenue on a periodic basis during the arrangements when each deliverable is provided. The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors. For the arrangements with deliverable items to be determined as a single unit of accounting due to lack of value on a standalone basis or a contingent revenue feature, the Company recognizes the revenue at the point of last deliverable item has been provided.

The Company delivers some of its online marketing services to end customers through engaging third-party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers which entitle them to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to customers in conjunction with a current sale of products or services as a multiple-element arrangement by analogy to ASC 605-25. The consideration allocated to the award credits, as deferred revenue, is based on the assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

The Company provides coupons and credits to the end users in certain businesses, including services provided by Baidu Nuomi and takeout delivery services, for expanding market share. The coupons and credits can be used to reduce the purchase price or to redeem for gifts. Coupons issued to end users as a result of a concurrent sale are recognized as reduction of corresponding revenue in accordance with ASC 605-50. Coupons issued to end users for free and without concurrent sales are recognized as advertising and promotional expenses upon the actual usage of the coupons. Credits provided to end users for redeeming gifts in the future are accrued as advertising and promotional expenses upon issuance.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in the customers’ accounts are included as liabilities of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605 are fulfilled.

Cost of Revenues

Cost of Revenues

Cost of revenues consists primarily of sales taxes (including business tax and value-added tax) and surcharges, traffic acquisition costs, bandwidth costs, depreciation, content costs, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by its subsidiaries to VIEs and other taxable services in the PRC. In accordance with ASC 605-45, the Company includes the sales tax and surcharges incurred on its online marketing revenues in cost of revenues. The sales tax and surcharges in cost of revenues for the years ended December 31, 2013, 2014 and 2015 were RMB2.33 billion, RMB3.60 billion and RMB4.64 billion (US$716.29 million), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members and other business partners a percentage of the fees it earns from its online marketing customers.

Advertising and Promotional Expenses

Advertising and Promotional Expenses

Advertising and promotional expenses, including advertisements through various forms of media and kinds of marketing and promotional activities, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising and promotional expenses for the years ended December 31, 2013, 2014 and 2015 were RMB2.11 billion, RMB4.93 billion and RMB9.80 billion (US$1.51 billion), respectively.

Government Subsidies

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

Leases

Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Taxes

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC topic 740 (“ASC 740”), Income Taxes, in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2013, 2014 and 2015, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC topic 718 (“ASC 718”), Compensation-Stock Compensation. The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.

Forfeitures are estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees. The Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718 requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share ("EPS")

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC topic 260 (“ASC 260”), Earnings Per Share, using the two-class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company accounts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.

Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of such shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties and long-term held-to-maturity investments. As of December 31, 2015, the Company has RMB69.90 billion (US$10.79 billion) in cash and cash equivalents, restricted cash, short-term investments and long-term held-to-maturity investments, 95.30% and 4.70% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Company’s total cash and cash equivalents, restricted cash, short-term investments and long-term held-to-maturity investments held at China Merchants Bank, Bank of China and China Construction Bank exceeded 10%, representing 28.40%, 24.31% and 10.14% of the Company’s total cash and cash equivalents, restricted cash, short-term investments and long-term held-to-maturity investments as of December 31, 2015, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations. As of December 31, 2015, the Company had no single customer with a receivable balance exceeding 10% of the total accounts receivable balance.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the years presented.

Amounts due from related parties are typically unsecured and repayable on demand. In evaluating the collectability of the amounts due from related parties balance, the Company considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, short-term investments, long-term investments and notes payable denominated in the US$. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 4.40% in 2015. Most of revenues and costs of the Company are denominated in RMB, while a portion of cash and cash equivalents, short-term financial assets, investments and notes payable are denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$.

Derivative Instruments

Derivative Instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Company was insignificant for all years presented.

Recent Accounting Pronouncement

Recent Accounting Pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Company is currently evaluating the timing of its adoption and the impact of adopting the new revenue standard on its consolidated financial statements and considering additional disclosure requirements.

In April 2015, the FASB issued ASU No. 2015-03 (“ASU 2015-03”), Interest – Imputation of Interest. ASU 2015-03 requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. ASU 2015-03 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Company early adopted ASU 2015-03 on a retrospective basis. The balance sheet of each individual period presented was adjusted to reflect the period-specific effects of applying ASU 2015-03. The impact of the adoption of ASU 2015-03 for each year presented was insignificant.

In September 2015, the FASB issued ASU No. 2015-16 (“ASU 2015-16”), Business Combinations (Topic 805) Simplifying the Accounting for Measurement – Period Adjustments. ASU 2015-16 requires the acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, ASU 2015-16 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Company does not expect the adoption of ASU 2015-16 will have a significant impact on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company early adopted ASU 2015-17 in the fourth quarter of 2015 on a retrospective basis. The adoption of ASU 2015-17 resulted in a decrease of RMB684.95 million (US$105.74 million) to current deferred tax assets and a corresponding increase to noncurrent deferred tax asset on the consolidated balance sheet as of December 31, 2014.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Guarantees

Guarantees

The Company accounts for guarantees in accordance with ASC topic 460 (“ASC 460”), Guarantees. Accordingly, the Company evaluates its guarantees if any to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.